Business Combinations (Details) - Schedule of consolidated financial statements since the acquisition dates ¥ in Millions		1 Months Ended		12 Months Ended
	Dec. 04, 2020 USD ($)	Dec. 04, 2020 USD ($)	Aug. 31, 2018 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Schedule of consolidated financial statements since the acquisition dates [Abstract]
Purchase consideration	$ 2,500,000	$ 2,510,229	$ 60,000,000	¥ 16.4
Net assets acquired,
Cash	1,016	1,016	612,692		$ 1,500,000	¥ 9.6
Deposit and other receivables (current)			615,424
Accounts receivable	129,877	129,877	238,324
Prepayment	15,500	15,500	1,176
Other receivables	115,625	115,625
Deposit and other receivables (non-current)			99,066
Property, plant and equipment	11,236	11,236	41,435
Intangible assets	847,181	847,181	54,575,027
Short term borrowing	(160,335)	(160,335)	(117,238)
Receipt in advance	(15,608)	(15,608)	(138,860)
Accounts payable	(159,729)	(159,729)
Wages payable			(84,537)
Tax payable			(14,637)
Other payable	(1,180,087)	(1,180,087)	(316,536)
Deferred tax liabilities	(211,796)	(211,796)
Net assets acquired, net	(607,120)	(607,120)
Non-controlling interest	(731,858)	(731,858)
Goodwill	$ 3,849,207	$ 3,849,207	$ 4,488,664